Summary of Significant Accounting Policies (Net Income Per Common Share) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Jan. 03, 2016 [1]	Sep. 27, 2015 [1]	Jun. 28, 2015 [1]	Mar. 29, 2015 [1]	Dec. 28, 2014 [2]	Sep. 28, 2014 [2]	Jun. 29, 2014 [2]	Mar. 30, 2014 [2]	Jan. 03, 2016	Dec. 28, 2014	Dec. 29, 2013
Net Income Per Common Share:
Net income attributable to Teledyne									$ 195.8	$ 217.7	$ 185.0
Basic earnings per common share:
Weighted average common shares outstanding (in shares)									35,300,000	37,100,000	37,300,000
Basic earnings per common share
Basic earnings per common share (in USD per share)	$ 1.59	$ 1.37	$ 1.37	$ 1.22	$ 1.65	$ 1.49	$ 1.50	$ 1.22	$ 5.55	$ 5.87	$ 4.96
Diluted earnings per share:
Weighted average common shares outstanding (in shares)									35,300,000	37,100,000	37,300,000
Dilutive effect of exercise of options outstanding (in shares)									700,000	800,000	700,000
Weighted average diluted common shares outstanding (in shares)									36,000,000	37,900,000	38,000,000
Diluted earnings per common share
Diluted earnings per common share (in USD per share)	$ 1.57	$ 1.34	$ 1.34	$ 1.20	$ 1.62	$ 1.47	$ 1.47	$ 1.20	$ 5.44	$ 5.75	$ 4.87
Stock options excluded in computation of diluted (in shares)									0	0	9,000
Stock options to purchase common stock									2,400,000.0	2,900,000.0	2,700,000.0
Contingent shares under compensation plan									3,997	0	0

[1]	Fiscal year 2015 was a 371 year, each quarter contained 91 weeks except the fourth quarter which contained 98 weeks.
[2]	Fiscal year 2014 was a P364D-week year, each quarter contained P91D weeks.